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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Andor Capital Management, L.L.C.
Address:          1 American Lane
                  3rd Floor
                  Greenwich, CT 06831

Form 13F File Number:      028-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kevin E. O'Brien
Title:            General Counsel
Phone:            203-742-7200

Signature, Place, and Date of Signing:

/s/ Kevin E. O'Brien                               Greenwich, CT                                 May 9, 2007
---------------------------                 ---------------------------                 ---------------------------
        [Signature]                               [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                     44
                                                            ------------------

Form 13F Information Table Value Total:                             $2,355,655
                                                            ------------------
                                                                   (thousands)

2750247

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         -------           --------------------------         ------------------

         None.


                                                   Andor Capital Management LLC
                                                    Form 13F Information Table
                                                    Quarter ended March 31, 2007

                                                                                 INVESTMENT DISCRETION        VOTING AUTHORITY
                                               FAIR MARKET   SHARES OR
                          TITLE        CUSIP      VALUE      PRINCIPAL  SH/ PUT/       SHARED  SHARED OTHER
ISSUER                  OF CLASS       NUMBER (IN THOUSANDS)   AMOUNT   PRN CALL SOLE  DEFINED  OTHER MANAGERS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP                  COM        885535104         $65      16,500 SH       SOLE                           16,500
------------------------------------------------------------------------------------------------------------------------------------
ACTIVISION INC             COM        004930202     $25,891   1,367,000 SH       SOLE                        1,367,000
------------------------------------------------------------------------------------------------------------------------------------
ADOBE SYS INC              COM        00724F101     $85,235   2,044,000 SH       SOLE                        2,044,000
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVIC
ES INC CO                  COM        007903107      $2,246     172,000 SH       SOLE                          172,000
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC CLASS        COM        00845V308        $349      15,426 SH       SOLE                           15,426
------------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES INC    COM        00971T101    $128,943   2,583,000 SH       SOLE                        2,583,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL              SPON ADR
SAB DE CV                  L SHS      02364W105     $70,968   1,485,000 SH       SOLE                        1,485,000
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                  COM        037833100    $173,649   1,869,000 SH       SOLE                        1,869,000
------------------------------------------------------------------------------------------------------------------------------------
AVAYA INC                  COM        053499109        $551      46,694 SH       SOLE                           46,694
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC          COM        17275R102    $185,654   7,272,000 SH       SOLE                        7,272,000
------------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECHNOLOGY
SOLUTION                   COM        192446102    $150,059   1,700,000 SH       SOLE                        1,700,000
------------------------------------------------------------------------------------------------------------------------------------
CTRIP.COM INTERNATIONAL
LTD A                      ADR        22943F100     $27,196     406,000 SH       SOLE                          406,000
------------------------------------------------------------------------------------------------------------------------------------
DELL INC                   COM        24702R101     $18,800     810,000 SH       SOLE                          810,000
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC                   COM        278642103      $3,481     105,000 SH       SOLE                          105,000
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC        COM        285512109    $105,051   2,086,000 SH       SOLE                        2,086,000
------------------------------------------------------------------------------------------------------------------------------------
EQUINIX INC                COM        29444U502     $27,658     323,000 SH       SOLE                          323,000
------------------------------------------------------------------------------------------------------------------------------------
EURONET WORLDWIDE INC      COM        298736109     $13,564     505,000 SH       SOLE                          505,000
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                 CL A       38259P508    $215,335     470,000 SH       SOLE                          470,000
------------------------------------------------------------------------------------------------------------------------------------
ICICI BANK LTD             ADR        45104G104     $66,628   1,813,000 SH       SOLE                        1,813,000
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED SILICON
SOLUTION                   COM        45812P107        $557     100,000 SH       SOLE                          100,000
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS INC       COM        48203R104      $9,348     475,000 SH       SOLE                          475,000
------------------------------------------------------------------------------------------------------------------------------------
LAM RESH CORP              COM        512807108      $7,953     168,000 SH       SOLE                          168,000
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS
INC.                       COM        52729N100    $188,856  30,960,000 SH       SOLE                       30,960,000
------------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTERNATIONAL
INC.                       COM        529771107      $9,061     155,000 SH       SOLE                          155,000
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP             COM        594918104    $202,420   7,263,000 SH       SOLE                        7,263,000
------------------------------------------------------------------------------------------------------------------------------------
MINDRAY MED INTL           ADRS
LTD ADR                    STOCKS     602675100     $13,762     578,000 SH       SOLE                          578,000
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC               COM        620076109      $5,301     300,000 SH       SOLE                          300,000
------------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC              COM        62913F201     $18,100     244,000 SH       SOLE                          244,000
------------------------------------------------------------------------------------------------------------------------------------
NVIDIA CORP                COM        67066G104     $11,487     399,147 SH       SOLE                          399,147
------------------------------------------------------------------------------------------------------------------------------------
OPSWARE INC.               COM        68383A101      $2,023     279,100 SH       SOLE                          279,100
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC               COM        747525103    $134,976   3,164,000 SH       SOLE                        3,164,000
------------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP               COM        747906204        $486     180,000 SH       SOLE                          180,000
------------------------------------------------------------------------------------------------------------------------------------
RACKABLE SYSTEMS INC       COM        750077109     $10,827     638,000 SH       SOLE                          638,000
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD     COM        760975102    $199,002   1,458,000 SH       SOLE                        1,458,000
------------------------------------------------------------------------------------------------------------------------------------
SALESFORCE COM INC         COM        79466L302     $26,805     626,000 SH       SOLE                          626,000
------------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP               COM        80004C101     $21,024     480,000 SH       SOLE                          480,000
------------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY         COM        G7945J104    $137,703   5,910,000 SH       SOLE                        5,910,000
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC       COM        866810104      $8,775   1,460,000 SH       SOLE                        1,460,000
------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC                COM        879664100        $990     100,000 SH       SOLE                          100,000
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC            COM        887317105      $2,662     135,000 SH       SOLE                          135,000
------------------------------------------------------------------------------------------------------------------------------------
TRIDENT MICROSYSTEMS INC   COM        895919108      $6,018     300,000 SH       SOLE                          300,000
------------------------------------------------------------------------------------------------------------------------------------
WESTELL TECHNOLOGIES INC   CL A       957541105        $174      80,000 SH       SOLE                           80,000
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL CORP       COM        958102105     $11,616     691,000 SH       SOLE                          691,000
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                  COM        984332106     $24,406     780,000 SH       SOLE                          780,000
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE                           $2,355,655
(in thousands)


